Shareholders' Equity (Details) - USD ($)		12 Months Ended
	Aug. 11, 2025	Dec. 31, 2025	May 06, 2026	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Share options were forfeited
Aggregate gross proceeds (in Dollars)			$ 20,000,000
Percentage of interest rate per annum		5.00%
Percentage of outstanding balance		105.00%
Trading days		5 days
Amount of right to redeem (in Dollars)		$ 250,000
Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Aggregate principal amount (in Dollars)			$ 20,000,000
Class A Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, shares authorized		90,000,000		90,000,000
Common stock, par value (in Dollars per share)		$ 0.005		$ 0.005
Common stock, shares issued		14,318,410		5,065,150
Common stock, shares outstanding		14,318,410		5,065,150
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Amount of ordinary shares converted (in Dollars)	$ 20
Ordinary shares converted	9,253,260
Conversion price per share (in Dollars per share)	$ 2.1614
Class A Ordinary Shares [Member] | Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Convertible price per share (in Dollars per share)			$ 0.005